Deposits and Other Current Assets, Net - Schedule of Deposits and Other Current Assets, Net (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Deposits and Other Current Assets, Net [Abstract]
Deposits	$ 71,379	$ 72,071
Prepayment	494,895	3,261
Other current assets, net	4,837	1,931
Deposits and other current assets, net	$ 571,111	$ 77,263